Acquisitions	12 Months Ended
Dec. 31, 2023
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Acquisitions
Note 30: Acquisitions
Acquisitions primarily comprise the purchase of all the equity interests of the businesses acquired, which are integrated into existing operations of the Company to broaden its offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition. Acquisitions also include asset acquisitions and investments in businesses in which the Company does not have a controlling interest.

Acquisition activity
The number of acquisitions completed, and the related consideration were as follows:

	Year ended December 31,

	2023		2022

	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	4	1,225	2	153
Less: Cash acquired		(35)		(2)
Businesses acquired, net of cash	4	1,190	2	151
Investments in businesses	9	21	6	28
Asset acquisitions (1)	-	-	1	8
Deferred and contingent consideration payments	-	5	-	4
	13	1,216	9	191
(1) The year ended December 31, 2022 includes acquisitions of computer software of which $
8
 million was paid in cash and $
5
 million was recorded as a financial liability.
The following provides a brief description of the most significant acquisitions completed during 2023 and 2022:

Date	Company	Acquiring Segments	Description
August 2023	Casetext, Inc.	Legal Professionals	A business that uses AI and ML to enable legal professionals to work more efficiently.
July 2023	Imagen Ltd	Reuters News	A media asset management company.
January 2023	SurePrep LLC	Corporates and Tax & Accounting Professionals	A provider of tax automation software and services.
April 2022	ThoughtTrace	Corporates	A business that uses AI and ML to read, organize and manage document workflows.

Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.
The details of net assets acquired were as follows:

	December 31,

	2023				2022 (1)

	Sureprep LLC	Casetext, Inc.	Other	Total	Total
Cash and cash equivalents	25	8	2	35	2
Trade receivables	8	1	3	12	3
Prepaid expenses and other current assets	3	2	1	6	1
Current assets	36	11	6	53	6
Property and equipment	2	-	-	2	-
Computer software	180	185	9	374	74
Other identifiable intangible assets	13	17	7	37	2
Other non-current assets	1	-	-	1	-
Total assets	232	213	22	467	82
Payables and accruals	(5)	(3)	(5)	(13)	(1)
Deferred revenue	(47)	(5)	(3)	(55)	(4)
Current liabilities	(52)	(8)	(8)	(68)	(5)
Provisions and other non-current liabilities	(1)	-	(1)	(2)	-
Other financial liabilities	-	-	-	-	(18)
Deferred tax	(9)	(38)	(4)	(51)	(10)
Total liabilities	(62)	(46)	(13)	(121)	(33)
Net assets acquired	170	167	9	346	49
Goodwill	343	490	46	879	104
Total	513	657	55	1,225	153
Businesses acquired, net of cash	488	649	53	1,190	151
(1) The Company’s consolidated statement of financial position as of December 31, 2022 has been adjusted to reflect the completion of a purchase price allocation related to a 2022 acquisition. This adjustment increased computer software and decreased goodwill by $13 million, respectively.
The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. Relative to acquisitions completed in 2023 and 2022, the majority of goodwill is not expected to be deductible for tax purposes.
Other
The revenues and operating profit of acquired businesses were not material to the Company’s results of operations.